Shareholder Fees - VIPFloatingRateHighIncomePortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)